Supplemental Disclosures for Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures for Consolidated Statements of Cash Flows [Abstract]
Supplemental Disclosures for Consolidated Statements of Cash Flows

Note Q    Supplemental Disclosures for Consolidated Statements of Cash Flows

Reconciliation of Net Loss to Net Cash Provided by Operating Activities for the three years ended:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Net income (loss)	$6,667	$(33,203)	$(146,686)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Impairment of goodwill	—	—	49,813
Depreciation	2,830	3,097	3,483
Amortization of premiums and discounts on securities	2,555	623	(1,353)
Other amortization and accretion	(35)	282	1,175
Change in loans available for sale, net	5,724	5,893	(6,933)
Provision for loan losses, net	1,974	31,680	124,767
Deferred tax benefit	(10)	(53)	(13,087)
Gain on sale of securities	(1,220)	(3,687)	(5,399)
Gain on sale of loans	(143)	(113)	(73)
Loss on sale or write down of foreclosed assets	3,812	13,520	3,486
Loss (gain) on disposition of equipment	58	(31)	841
Stock based employee benefit expense	587	493	580
Change in interest receivable	(561)	1,123	1,370
Change in interest payable	(2,258)	944	109
Change in prepaid expenses	2,748	3,822	(13,315)
Change in accrued taxes	(145)	21,424	4,858
Change in other assets	585	(1,954)	548
Change in other liabilities	573	(1,201)	(1,202)

Net cash provided by operating activities	$23,741	$42,659	$2,982

Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	$5,530	$(279)	$(70)
Transfers from loans to other real estate owned	35,500	22,114	29,256
Transfers from loans to loans available for sale	—	—	9,314
Transfers from other assets to other real estate owned	—	1,676	—
Transfer from bank premises and equipment to other real estate owned	—	377	—
Purchase of securities under trade date accounting	—	508	—
Transfer of loans to other assets	—	1,747	—
Transfer of other real estate owned to other assets	—	1,642	—
Matured securities recorded as a receivable	3,630	—	—